Income Taxes - Summary of Effective Tax Rates (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020		Oct. 31, 2019	Oct. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Combined Canadian federal and provincial income taxes at the statutory tax rate	$ 1,688		$ 1,934	$ 1,972
Tax-exempt income from securities	(247)		(220)	(226)
Foreign operations subject to different tax rates	(175)		(158)	(110)
Change in tax rate for deferred income taxes	(4)		3	425
Previously unrecognized tax loss, tax credit or temporary difference for a prior period				(92)
Income attributable to investments in associates and joint ventures	(39)		(37)	(39)
Other	28		(8)	31
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	$ 1,251	[1]	$ 1,514	$ 1,961
Combined Canadian federal and provincial income taxes at the statutory tax rate	26.60%		26.60%	26.60%
Tax-exempt income from securities	(3.90%)		(3.00%)	(3.00%)
Foreign operations subject to different tax rates	(2.80%)		(2.20%)	(1.50%)
Change in tax rate for deferred income taxes	(0.10%)			5.70%
Previously unrecognized tax loss, tax credit or temporary difference for a prior period				(1.20%)
Income attributable to investments in associates and joint ventures	(0.60%)		(0.50%)	(0.50%)
Other	0.50%		(0.10%)	0.40%
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	19.70%		20.80%	26.50%

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.